Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 34,743,188	¥ 24,158,568	¥ 7,352,394
Less: Provision for impairment losses	(3,392)	(185)	¥ (41)
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	22,355,054	17,627,473
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	18,132,859	13,782,874
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	4,137,462	3,784,469
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	43,697	43,110
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	37,385	11,676
Demand deposits | SGD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	3,651	5,344
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	12,391,526	6,531,280
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	11,659,866	3,140,058
Time deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	637,884	3,262,450
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 93,776	¥ 128,772